Award Timing Disclosure	12 Months Ended
Jan. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Annual equity awards, including stock options awards, are generally granted to our executives and associates during the open trading window period within the first fiscal quarter of each fiscal year. The Compensation Committee (or our Board of Directors, if to our CEO) also may consider and approve interim or mid-year grants, or grants made on another basis, from time to time based on business needs, new hires, promotions, retention, changing compensation practices or other factors, in the discretion of the Compensation Committee (or our Board of Directors, if to our CEO).

We do not permit timed disclosure of material non-public information for the purposes of affecting the value of executive compensation, including stock option or similar equity awards, and stock options or other awards are not timed in relation to the release of material non-public information.

In fiscal 2025, no stock options were granted to any NEO within four business days prior to or one business day following the filing of a Form 10-Q, 10-K, or 8-K that disclosed material non-public information.

Award Timing Method	Annual equity awards, including stock options awards, are generally granted to our executives and associates during the open trading window period within the first fiscal quarter of each fiscal year.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered

We do not permit timed disclosure of material non-public information for the purposes of affecting the value of executive compensation, including stock option or similar equity awards, and stock options or other awards are not timed in relation to the release of material non-public information.

In fiscal 2025, no stock options were granted to any NEO within four business days prior to or one business day following the filing of a Form 10-Q, 10-K, or 8-K that disclosed material non-public information.

MNPI Disclosure Timed for Compensation Value	false